Goodwill and Other Intangible Assets (Details 2) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 206,429,000	$ 196,695,000
Accumulated Amortization	147,905,000	143,434,000
Intangible assets, net	58,524,000	53,261,000
Finite-lived Intangible Assets Acquired	17,575,000
Amortization expense for intangible assets	9,900,000	13,800,000	17,600,000
Estimated amortization expense for the next five years
2015	8,350,000
2016	7,800,000
2017	5,050,000
2018	4,850,000
2019	4,800,000
Customer related
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	157,530,000	150,307,000
Accumulated Amortization	112,211,000	110,889,000
Finite-lived Intangible Assets Acquired	13,928,000
Acquired Finite-lived Intangible Asset, Residual Value	0
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life	12 years
Non-compete agreements
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	1,107,000	1,126,000
Accumulated Amortization	1,039,000	1,024,000
Patents
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	6,079,000	6,211,000
Accumulated Amortization	5,399,000	5,273,000
Technology related
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	26,548,000	27,185,000
Accumulated Amortization	21,233,000	18,931,000
Trade names
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	7,745,000	4,113,000
Accumulated Amortization	3,733,000	2,969,000
Finite-lived Intangible Assets Acquired	3,647,000
Acquired Finite-lived Intangible Asset, Residual Value	0
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life	15 years
Other
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	7,420,000	7,753,000
Accumulated Amortization	$ 4,290,000	$ 4,348,000